Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (234,727)	₩ (226,183)
Changes, net of taxes	(69,911)	(8,544)
Balance at December 31	(373,442)	(234,727)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(68,804)
Balance at December 31		(68,804)
Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(303,531)
Balance at December 31		(303,531)
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Changes, net of taxes	(99,531)
Balance at December 31	(124)
Valuation gain (loss) on financial assets at FVOCI [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	99,407
Balance at December 31		99,407
Valuation gain (loss) on financial assets at FVOCI [member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	99,407
Balance at December 31		99,407
Valuation gain (loss) on available-for-sale financial assets [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	168,211	12,534
Changes, net of taxes		155,677
Balance at December 31	(124)	168,211
Valuation gain (loss) on available-for-sale financial assets [Member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(168,211)
Balance at December 31		(168,211)
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(320,060)	(179,167)
Changes, net of taxes	(14,577)	(140,893)
Balance at December 31	(334,637)	(320,060)
Other comprehensive loss of investments in associates [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(320,060)
Balance at December 31		(320,060)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(73,828)	(96,418)
Changes, net of taxes	32,227	22,590
Balance at December 31	(41,601)	(73,828)
Valuation gain (loss) on derivatives [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(73,828)
Balance at December 31		(73,828)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(9,050)	36,868
Changes, net of taxes	11,970	(45,918)
Balance at December 31	2,920	(9,050)
Foreign currency translation differences for foreign operations [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (9,050)
Balance at December 31		₩ (9,050)